Subsequent Events - Stock Split and Inital Public Offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended					0 Months Ended			0 Months Ended					0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Parent Issuer	Dec. 31, 2011 Parent Issuer	May 07, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event	Apr. 11, 2013 Subsequent Event	May 07, 2013 Subsequent Event AIH Equity Compensation Plan	May 07, 2013 Subsequent Event 2013 LSPP Awards	May 07, 2013 Subsequent Event Parent Issuer	May 07, 2013 Subsequent Event ING International	May 07, 2013 Subsequent Event ING Group	May 07, 2013 Subsequent Event Restricted Stock Deal Incentive Awards
Subsequent Event [Line Items]
Total shares authorized									1,000,000,000
Common stock, shares authorized	900,000,000		900,000,000	900,000,000		900,000,000	900,000,000		900,000,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized									100,000,000
Preferred stock, par value									$ 0.01
Stock split conversion ratio									2,295.248835
Common stock, shares issued	230,079,120		230,079,120	230,079,120		230,079,120	230,079,120			230,079,120
Common stock, shares outstanding	230,000,000		230,000,000	230,000,000		230,000,000	230,000,000			230,000,000
Treasury stock, shares	79,120		79,120	79,120		79,120	79,120			79,120
Offering of shares by parent company and subsidiaries	0	0	0	0	0			65,192,307					30,769,230	34,423,077
Potential ownership by affiliate of parent company following IPO														75.00%
Additional shares potentially acquired by affiliate's employees of parent														9,778,846
Share price								$ 19.50
Proceeds from issuance of initial public offering								$ 569.9
Underwriting fees								21.8
Offering costs								$ 8.3
Shares issued upon conversion of stock								5,346,255			537,911	2,804,730				2,003,614
Number of shares converted											1,271,322	6,629,294
Number of warrants issued and outstanding															26,050,846
Percentage of issued warrants to total shares issued and outstanding								9.99%
Exercise price of warrants								48.75
Percentage of exercise price to per share public offering price								250.00%